Segment Reporting - Schedule of Reportable Segments (Details) - Reportable Segments [Member]	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Reportable Segments [Line Items]
Revenue	RM 83,885,403	$ 20,681,805	RM 60,293,562	$ 13,494,530	RM 85,237,802	$ 18,569,114
Cost of revenue	(82,429,636)	(20,322,889)	(48,413,779)	(10,835,671)	(70,955,721)	(15,457,752)
Allowance for expected credit losses	982,000	242,110	(700,521)	(156,786)	(281,479)	(61,320)
Bank charges on marketable securities			(1,038,410)	(232,410)	(608,922)	(132,654)
Directors’ remunerations	(294,000)	(72,485)	(294,000)	(65,779)	(173,000)	(37,688)
Employee benefits	(113,817)	28,061	(214,003)	(47,897)	(146,656)	(31,949)
Fair value gain/(loss) on marketable securities	(1,237,616)	(305,132)			1,552,582	338,231
Other operating expenses	(60,898)	(15,014)	(191,895)	(42,971)	(217,308)	(47,341)
Operating income	731,436	180,334	9,440,954	2,113,016	14,407,298	3,138,641
Corporate level activities
Legal, license and professional fees	(124,677)	(30,740)	(1,192,102)	(266,808)	(2,132,845)	(464,642)
Other operating expenses	3,723,951	918,134	(619,175)	(138,580)	(752,035)	(163,831)
Income before income tax	4,330,710	1,067,728	7,629,677	1,707,628	11,522,418	2,510,168
Total assets for the segments	94,565,862	23,315,055	68,754,407	15,388,183	52,021,772	11,332,979
Corporate level activities
Add: Deferred initial public offering costs			2,859,702	640,042	2,775,539	604,653
Total assets	94,565,862	$ 23,315,055	71,614,109	$ 16,028,225	54,797,311	$ 11,937,632
Aquaculture and agriculture [Member]
Schedule of Reportable Segments [Line Items]
Revenue	83,509,984		60,252,542		85,237,802
Cost of revenue	(82,073,477)		(48,379,550)		(70,955,721)
Allowance for expected credit losses	982,000		(700,521)		(281,479)
Bank charges on marketable securities
Directors’ remunerations	(294,000)		(220,500)		(173,000)
Employee benefits	(113,817)		(214,003)		(146,656)
Fair value gain/(loss) on marketable securities
Other operating expenses	(34,572)		(169,977)		(217,308)
Operating income	1,976,118		10,567,991		13,463,638
Corporate level activities
Total assets for the segments	65,358,445		45,981,629		47,586,980
Investment in marketable securities [Member]
Schedule of Reportable Segments [Line Items]
Revenue
Cost of revenue
Allowance for expected credit losses
Bank charges on marketable securities			(1,038,410)		(608,922)
Directors’ remunerations
Employee benefits
Fair value gain/(loss) on marketable securities	(1,237,616)				1,552,582
Other operating expenses			(4,608)
Operating income	(1,237,616)		(1,043,018)		943,660
Corporate level activities
Total assets for the segments	29,183,340		22,594,500		RM 4,434,792
Industrial Solutions [Member]
Schedule of Reportable Segments [Line Items]
Revenue	375,419		41,020
Cost of revenue	(356,159)		(34,229)
Allowance for expected credit losses
Bank charges on marketable securities
Directors’ remunerations			(73,500)
Employee benefits
Fair value gain/(loss) on marketable securities
Other operating expenses	(26,326)		(17,310)
Operating income	(7,066)		(84,019)
Corporate level activities
Total assets for the segments	RM 24,077		RM 178,278